Notes Payable to Major Stockholder (Details Textual) - USD ($)							1 Months Ended					12 Months Ended
		May 05, 2017	Jun. 06, 2016	Apr. 26, 2016	Apr. 21, 2016	Dec. 31, 2014	Feb. 21, 2017	Aug. 19, 2016	Apr. 30, 2016	Jan. 19, 2016	Jan. 27, 2015	Mar. 31, 2017	Mar. 31, 2016	Jun. 02, 2016	Feb. 21, 2016	Nov. 23, 2015	Jul. 10, 2015	Apr. 08, 2015	Mar. 31, 2015
Revised maturity date						Jun. 30, 2016
Principal notes payable												$ 3,603,446	$ 2,784,000
Accrued Interest												$ 34,772	$ 19,542
Exercise price (in dollars per share)												$ 1.67	$ 0.005
Amortized debt discount												$ 251,750	$ 9,817
Fair value of warrants												1,447,066
Maturity date						Dec. 31, 2015
Aggregate principal amount						$ 242,498						50,000
Beneficial conversion feature							$ 0.91					22,681
6% Unsecured Convertible Note [Member]
Terms of conversion feature								If the Company raises a minimum of $5,000,000 (excluding the amount converting pursuant to the note) in the aggregate in gross proceeds from an equity financing led by a reputable institutional investor in one or more closings prior to the maturity date, the noteholder will have the right to convert all outstanding principal and interest into the same equity securities issued in such qualified equity financing at 75% of the issuance price of the securities in such financing.		The Company issued three 8% unsecured convertible notes payable to investors (the "Lenders") for an aggregate amount of $200,000. These notes were due on January 19, 2018. Before the maturity date, the noteholder had in its sole discretion have the option to convert all outstanding principal and interest into the Company's common stock at a conversion price per share based upon the Company's current valuation, as determined by the Board of Directors. If the Company raises a minimum of $2,500,000 (excluding the amount converting pursuant to the notes) in the aggregate in gross proceeds from an equity financing led by a reputable institutional investor in one or more closings prior to the maturity date, the Lenders will have the right to convert all outstanding principal and interest into the same equity securities issued in such qualified equity financing at 75% of the issuance price of the securities in such financing.
Principal notes payable	[1]											$ 3,603,446
Exercise price (in dollars per share)												$ 0.005
Amortized debt discount													9,818
Expected life												4 years
Volatility rate												100.00%
Dividend yield												0.00%
Risk-free interest rate												1.30%
Aggregate relative fair value												$ 99,915
Aggregate principal amount			$ 200,000					$ 55,000					$ 200,000
Beneficial conversion feature			$ 136,936
Conversion price (in dollars per share)			$ 1.00
Warrant [Member]
Exercise price (in dollars per share)													$ 0.01
Beneficial conversion feature												45,362
Warrant [Member] | 6% Unsecured Convertible Note [Member]
Number of shares issued			205,920										200,000
Exercise price (in dollars per share)			$ 0.005										$ 0.01	$ 0.005
Expected life			3 years
Volatility rate			100.00%
Dividend yield			0.00%
Risk-free interest rate			1.20%
Aggregate relative fair value			$ 341,864											$ 341,864
Subsequent Event [Member]
Number of shares issued		2,000,000
Trinad Capital [Member] | 6% Unsecured Convertible Note [Member]
Principal notes payable												3,581,077
Accrued Interest												22,369
Exercise price (in dollars per share)															$ 0.01
Maturity date							Mar. 31, 2018
Remaining management service payable							$ 1,624,474
Volatility rate							100.00%
Dividend yield							0.00%
Risk-free interest rate							1.50%
Aggregate relative fair value							$ 1,790,539					3,248,948
Conversion price (in dollars per share)															$ 0.91
Warrants to purchase shares of common stock							$ 1,790,539
Description of debt							If the Company raises a minimum of $5,000,000 (excluding the amount converting pursuant to the note) of aggregate gross proceeds from an equity financing in one or more closings prior to the maturity date, Trinad Capital will have the right to convert all outstanding note principal and interest into the same equity securities issued in such equity financing at 75% of the issuance price of the securities issued in such financing.
Trinad Capital [Member] | Warrant [Member]
Accrued Interest													$ 140,555
Number of shares issued									3,352,754
Exercise price (in dollars per share)									$ 0.005
Principal notes payable													1,000,000
Aggregate principal amount						700,000
First Senior Note [Member]
Principal notes payable	[2]												1,000,000
First Senior Note [Member] | As Restated [Member] | 6% Unsecured Convertible Note [Member]
Principal notes payable																			$ 825,000
First Senior Note [Member] | Trinad Capital [Member]
Revised maturity date												Jun. 30, 2017
Principal notes payable													1,000,000
Accrued Interest						70,151						$ 0	140,555
Exercise price (in dollars per share)					$ 0.01
Aggregate principal amount						$ 1,000,000	$ 1,197,897
Interest rate of per annum						6.00%
First Senior Note [Member] | Trinad Capital [Member] | 6% Unsecured Convertible Note [Member]
Aggregate principal amount							$ 3,581,077
Interest rate of per annum							6.00%
First Senior Note [Member] | Trinad Capital [Member] | Warrant [Member]
Number of shares issued					1,144,986
Exercise price (in dollars per share)					$ 0.005
Expiration date					Apr. 21, 2020
Expected life					4 years
Warrants issued					1,144,986
Volatility rate					100.00%
Dividend yield					0.00%
Risk-free interest rate					1.30%
Aggregate relative fair value					$ 567,282
First Senior Note [Member] | Trinad Management Llc [Member]
Converted value in excess of principal						$ 1,000,000					$ 5,000,000
Terms of conversion feature
The conversion price for conversion of the unpaid balance and interest outstanding in connection with an equity financing was amended to be the price per share equal to the average price per share paid by investors in such equity financing.

Maturity date											Jun. 30, 2016
First Senior Note [Member] | Trinad Management Llc [Member] | Warrant [Member]
Number of shares issued					1,144,986
Exercise price (in dollars per share)					$ 0.005
Expected life					4 years
Warrants issued					1,144,986
Volatility rate					100.00%
Dividend yield					0.00%
Risk-free interest rate					1.30%
Aggregate relative fair value					$ 567,282
Second Senior Note [Member]
Principal notes payable	[3]												$ 1,784,000
Second Senior Note [Member] | As Restated [Member] | 6% Unsecured Convertible Note [Member]
Principal notes payable
Second Senior Note [Member] | Trinad Capital [Member]
Maturity date													Jun. 30, 2016
Revised maturity date												Jun. 30, 2017
Principal notes payable													$ 1,784,000		$ 2,154,100
Accrued Interest													87,048
Exercise price (in dollars per share)				$ 0.01
Principal notes payable													1,784,000
Aggregate principal amount				$ 3,000,000			$ 2,383,180						$ 1,784,000			$ 2,000,000	$ 1,000,000	$ 195,500
Interest rate of per annum																		8.00%
Second Senior Note [Member] | Trinad Capital [Member] | 6% Unsecured Convertible Note [Member]
Aggregate principal amount							$ 3,581,077
Interest rate of per annum							6.00%
Second Senior Note [Member] | Trinad Capital [Member] | Warrant [Member]
Revised maturity date				Jun. 30, 2017
Number of shares issued				2,207,768
Exercise price (in dollars per share)				$ 0.005
Expiration date				Apr. 21, 2020
Expected life				4 years
Warrants issued				2,207,768
Fair value of warrants				$ 1,093,832
Repayment of notes payable												$ 450,000
Maturity date				Jun. 30, 2017
Volatility rate				100.00%
Dividend yield				0.00%
Risk-free interest rate				1.30%
Aggregate principal amount				$ 3,000,000								$ 820,100
Second Senior Note [Member] | Trinad Capital [Member] | As Restated [Member]
Aggregate principal amount																	$ 195,500

[1]	(C) 6% Unsecured Convertible Note Trinad Capital Master Fund On February 21, 2017, the Company issued a 6% unsecured convertible note payable to Trinad Capital to convert aggregate principal and interest of $3,581,077 under the First and Second Senior Notes with Trinad Capital discussed above. This convertible note is due on March 31, 2018. Before its maturity, the noteholder shall in its sole discretion have the option to convert all outstanding principal and interest into the Company's common stock at a conversion price per share based upon the Company's current valuation, as determined by the Board of Directors. If the Company raises a minimum of $5,000,000 (excluding the amount converting pursuant to the note) of aggregate gross proceeds from an equity financing in one or more closings prior to the maturity date, Trinad Capital will have the right to convert all outstanding note principal and interest into the same equity securities issued in such equity financing at 75% of the issuance price of the securities issued in such financing. In addition, Trinad Capital received 1,790,539 warrants to purchase shares of the Company's common stock at an exercise price of $0.01 per share. The warrants were exercised on February 28, 2017. The conversion of the First and Second Senior Notes into an unsecured convertible note and warrants was considered to be a debt restructuring that is accounted for as a debt extinguishment. The aggregate relative fair value of the 1,790,539 warrants issued to the noteholder was determined to be $1,624,474 using the Black-Scholes-Merton Option Pricing model with the following average assumptions: risk-free interest rate of 1.50%; dividend yield of 0%; volatility rate of 100%; and an expected life of three years (statutory term). As of February 21, 2016, the effective conversion price was $0.91, and the market price of the shares on the date of conversion was approximately $1.67 per share. As such, the Company recognized a beneficial conversion feature of $1,624,474. The relative fair value of the warrants and the note's beneficial conversion feature totaling $3,248,948 was expensed as of March 31, 2017. At March 31, 2017, the balance of the note and accrued interest were $3,581,077 and $22,369, respectively.
[2]	(A) First Senior Note Trinad Capital Master Fund On December 31, 2014, the Company entered into a senior convertible promissory note (the "First Senior Note") with Trinad Capital allowing for advances up to a maximum loan amount of $1,000,000, plus interest at the rate of 6% per annum on the unpaid principal amount of outstanding advances. At the time the First Senior Note was made, Trinad Capital advanced $700,000 to the Company and had accrued $70,151 in unpaid interest. Pursuant to the terms of the Senior Note, all outstanding unpaid principal and accrued interest was originally due and payable on June 30, 2016 or such later date as Trinad Capital may agree to in writing unless, prior to such date, the First Senior Note has been repaid in full or Trinad Capital elects to convert all or any portion of the then-outstanding loan balance into common stock of the Company in connection with the Company consummating an equity financing in excess of $5,000,000 or greater as set forth in the terms of the First Senior Note. Subsequent to the making of the First Senior Note: ? On January 27, 2015, the Company and Trinad Capital entered into an amendment to the First Senior Note, effective as of December 31, 2014, pursuant to which: (1) the term of the First Senior Note was extended to June 30, 2016 and (2) the conversion price for conversion of the unpaid balance and interest outstanding in connection with an equity financing was amended to be the price per share equal to the average price per share paid by investors in such equity financing; ? On February 5, 2015, the Company and Trinad Capital amended and restated the First Senior Note, effective as of December 31, 2014, to eliminate the convertibility feature of the note was eliminated in its entirety; and ? On April 21, 2016, the First Senior Note was further amended to extend its maturity date to June 30, 2017, or such later date as Trinad Capital may agree to in writing. For extending the due date of the First Senior Note to June 30, 2017, the Company issued to Trinad Capital warrants to purchase 1,144,986 shares of its common stock, with an exercise price of $0.005 per share and expiration date of April 21, 2020. During the fiscal year ended March 31, 2017, these warrants were fully exercised. The aggregate fair value of the 1,144,986 warrants were valued at $567,282 using the Black-Scholes-Merton Option Pricing model with the following average assumptions: risk-free interest rate of 1.30%; dividend yield of 0%; volatility rate of 100%; and an expected life of four years (statutory term). The maturity date extension was considered to be a debt restructuring that is accounted for as a debt extinguishment. Therefore, the value of the warrants was expensed as of April 21, 2016. As of March 31, 2016, $1,000,000 of principal was outstanding under the First Senior Note and accrued interest $140,555 is reflected on the consolidated balance sheet as accrued interest payable, related party as of March 31, 2016. On February 21, 2017, aggregate principal and accrued interest of $1,197,897 due under this note was exchanged into a convertible note discussed below (C).
[3]	(B) Second Senior Note Trinad Capital Master Fund On April 8, 2015, the Company entered into a second senior promissory note (the "Second Senior Note") with Trinad Capital in the amount of $195,500. The Second Senior Note bears interest at the rate of eight percent (8%) per annum and all outstanding unpaid principal and accrued interest is due and payable on June 30, 2016 or such later date as Trinad Capital may agree to in writing, unless prior to such date this note has been prepaid in full. During the year ended March 31, 2016, Trinad Capital made advances to the Company totaling $1,784,000. Subsequent to the making of the Second Senior Note: ? On July 10, 2015, the Second Senior Note was amended and restated to increase the principal amount from $195,500 to the lesser of (i) $1,000,000 (the "Maximum Advance Amount"), or (ii) the aggregate unpaid principal amount of the advances; ? On November 23, 2015, Second Senior Note was amended the Second Senior Note to increase the Maximum Advance Amount to $2,000,000; and ? On April 26, 2016, the Second Senior Note was amended to increase the Maximum Advance Amount to $3,000,000 and to extend the maturity date to June 30, 2017 or such later date as Trinad Capital may agree to in writing. For extending the due date of the Second Senior Note to June 30, 2017, the Company issued to Trinad Capital warrants to purchase 2,207,768 shares of its common stock, with an exercise price of $0.005 per share and expiration date of April 21, 2020. During the fiscal year ended March 31, 2017, these warrants were fully exercised. The aggregate fair value of the 2,207,768 warrants issued upon extension of the note were valued at $1,093,832 using the Black-Scholes-Merton Option Pricing model with the following average assumptions: risk-free interest rate of 1.30%; dividend yield of 0%; volatility rate of 100%; and an expected life of four years (statutory term). The maturity date extension was considered to be a debt restructuring that is accounted for as a debt extinguishment. Therefore, the value of the warrants was expensed as of April 21, 2016. The amount due to Trinad Capital under the Second Senior Note was $1,784,000 at March 31, 2016. During the year ended March 31, 2017, Trinad Capital made additional advances to the Company under the Second Senior Note totaling $820,100. The Company also made repayments of the Second Senior Note totaling $450,000 during year ended March 31, 2017. As of February 21, 2016, $2,154,100 of principal was outstanding under the Second Senior Note. Accrued interest of $87,048 is reflected on the balance sheet as accrued interest payable, related party as of March 31, 2016. On February 21, 2017, aggregate principal and accrued interest of $2,383,180 due under this note was exchanged into a convertible note discussed below (C).